Advances to Vendors, Net (Tables)	12 Months Ended
Sep. 30, 2025
Advances to Vendors, Net [Abstract]
Schedule of Advances to Vendors

Advances to vendors consisted of the following:

	As of September 30,
	2025	2024
	US$	US$
Prepayments for virtual technology services	$10,865,623	$5,631,798
Prepayments for digital assets development	3,513,144	1,413,557
Subtotal	14,378,767	7,045,355
Less: allowance for doubtful accounts	(3,913,989)	(1,047,306)
Total advances to vendors, net	$10,464,778	$5,998,049
Less: advances to vendors - non-current	258,224	261,956
Advances to vendors – current	$10,206,554	$5,736,093

Schedule of Doubtful Accounts

The movement of allowance of doubtful accounts is as follows:

	For the years ended September 30,
	2025	2024
	US$	US$
Balance at beginning of the year	$1,047,306	$386,542
Addition	2,844,244	645,429
Foreign exchange translation	(22,439)	15,335
Balance at end of the year	$3,913,989	$1,047,306